DOCUMENT AND ENTITY INFORMATION Document	Mar. 20, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 20, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false